Label	Element	Value
ActivePassive Core Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ActivePassive Core Bond ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the ActivePassive Core Bond ETF (“Core Bond ETF” or the “Fund”) is to provide current income consistent with low volatility of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the Fund’s current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses (AFFE) are the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an actively-managed exchange-traded fund (“ETF”) that blends active and passive investment strategies to optimize costs, tracking and potential return over the Fund’s benchmark index, the Bloomberg U.S. Aggregate Bond Index (the “Underlying Index”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities that are rated investment grade or better and up to 20% of its net assets in high yield debt securities, also known as “junk bonds.” The ratio of the Fund’s assets that are allocated to active versus passive investment strategies is determined by Envestnet Asset Management, Inc., the Fund’s investment adviser (the “Adviser”), and is based on a variety of factors, including the Adviser’s proprietary research that looks at the likelihood of active managers outperforming or underperforming within the asset classes in which the Fund invests, the Adviser’s research and due diligence on available investment sub-advisers (each, a “Sub-Adviser”) within the different asset classes in which the Fund invests and the Adviser’s assessment of how different Sub-Advisers will contribute to overall Fund performance. The Adviser also considers academic research on factor investing, which is an investment approach that involves selecting securities based on attributes associated with higher returns, and the long-term performance of factor investing with established style factors across the asset classes in which the Fund invests. The Adviser generally employs a balanced approach to allocating between active and passive investment management of taxable fixed income portfolios. The Adviser takes advantage of the low costs and index tracking of passive investing and balances it with active investing which can provide the opportunity to add value through risk mitigation and security selection. The portion of the Fund’s investment portfolio that is actively managed by the Sub-Advisers and Adviser will range from 10% to 60% of the Fund’s net assets and is expected to shift over time as economic conditions change and the available information about the asset classes in which the Fund invests evolves. The remaining portion of the Fund’s portfolio will be allocated to the passive investment strategy. The Adviser will generally rebalance the Fund’s portfolio between the active and passive investment strategies on an annual basis but may rebalance the portfolio more frequently if market conditions warrant or the allocation between active and passive drifts significantly from the target allocation.

The fixed income securities in which the Fund may invest include corporate bonds, U.S. government securities, U.S. agency securities, mortgage- and asset-backed securities, as well as ETFs that primarily invest in fixed income securities. The Adviser and the Sub-Advisers will seek to limit volatility in the Fund’s portfolio by investing in fixed income securities with different maturity dates and credit ratings that the Adviser and the Sub-Advisers believe will provide stable and consistent returns to the Fund. The Fund may invest in fixed income securities with a range of maturities, from short-term obligations carrying maturities of less than one year to long-term obligations with maturities more than 20 years. It is expected that the weighted average maturity of the securities in the Fund will approximate the weighted average maturity of the Underlying Index. The debt securities in which the Fund invests must be rated CCC+ or better at the time of purchase by any nationally recognized statistical rating organization (“NRSRO”). In the event a security is split rated by two or more NRSROs, the Adviser will use the lower rating to determine credit quality.

The Underlying Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The sponsor of the Underlying Index determines the composition of the Underlying Index and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. Neither the Fund nor the Adviser is affiliated with the sponsor of the Underlying Index. The Underlying Index includes U.S. government securities, U.S. agency securities, corporate bonds, and mortgage- and asset-backed securities. To be included in the Underlying Index, securities must be U.S. dollar denominated, be rated investment grade, be fixed-rate coupons and have at least one year to maturity. Securities included in the Underlying Index must have at least $300 million outstanding for U.S. government, U.S. agency and corporate securities, $1 billion outstanding for mortgage-backed securities, $25 million for asset-backed securities, and $300 million for collateralized mortgage-backed securities. Securities included in the Underlying Index must be fully taxable. In addition, securities included in the Underlying Index must be SEC-registered or exempt from registration at the time of issuance. The Underlying Index is rebalanced monthly.

The Adviser is responsible for developing, constructing and monitoring the asset allocation and portfolio strategy for the Fund and will generally quantitatively manage the passive allocation of the Fund’s investment portfolio. Quantitative investing, also known as systematic investing, is an investment approach that uses mathematical modeling, computer systems and data analysis to evaluate a specific universe of potential investments. Quantitative investing uses data to build portfolios that either attempt to track an index, provide exposure to specific investment style factors, or structure the portfolio according to desired attributes. The Adviser’s quantitative strategy with respect to the Fund seeks to construct the passive allocation of the portfolio to provide investment results that, before expenses, correspond to the price and performance of the Underlying Index. The Adviser manages the passive allocation utilizing a representative sampling strategy, meaning that the Fund may not purchase all of the securities represented in the Underlying Index, but it will attempt to construct the passive allocation of the Fund to hold a portfolio of individual fixed income securities that, in the aggregate, have risk, return and credit quality characteristics that resemble the risk, return and credit quality characteristics of the Underlying Index. As part of the passive allocation, the Fund may invest in passively-managed ETFs in trying to construct the passive allocation to track the Underlying Index. The passive allocation may be represented by securities maturing at regular intervals, meaning that the fixed-income securities in the Fund’s passive allocation will have maturity dates that are evenly spaced across several years so that the proceeds may be reinvested at regular intervals as the securities mature.

The Adviser also believes that the Fund’s reward and risk characteristics can be enhanced by employing one or more Sub-Advisers, with complementary styles and approaches, who actively manage distinct segments of a market, asset class or investment style for the Fund. The Fund currently employs two Sub-Advisers to manage the Fund’s qualitative active allocation, Sage Advisory Services, Ltd. Co. (“Sage Advisory”) and Neuberger Berman Investment Advisers LLC (“NBIA”). Sage Advisory will manage a sleeve of the qualitative active allocation by seeking to invest in a broad range of investment grade fixed income securities with an anticipated average maturity between three and seven years. Sage Advisory will emphasize safety of principal and liquidity in selecting securities for the Fund. NBIA will manage a sleeve of the qualitative active allocation and select securities for the Fund’s portfolio utilizing a disciplined relative value approach to sector allocation, research-driven security selection and duration management. The Sub-Advisers generally rely on detailed proprietary research and focus on the sectors and securities they believe are undervalued relative to the market. The Sub‑Advisers will actively trade the portion of Fund’s investment portfolio they manage, and the Fund may experience a high portfolio turnover rate. In selecting securities for investment, the Sub-Advisers typically:

•Use in-depth fundamental research to identify sectors and securities for potential investment and to analyze risk;
•Analyze the credit quality of issuers, an issuer’s potential for success, the credit, currency, and economic risks of potential investments and their issuers, security-specific features, current and potential future valuation of potential investments, and trading opportunities to select investments;
•Look to capitalize on rapidly shifting market risks and dynamics caused by economic and technical factors; and
•Consider the liquidity of securities and the portfolio overall as an important factor in portfolio construction.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following additional risks could affect the value of your investment, and are ordered alphabetically rather than by importance. You should understand these risks before investing. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Fund Details — Principal Risks.” The principal risks of investing in the Fund are:

•Active Management Risk. For the Fund’s active allocation, active management by the Adviser and Sub-Advisers in selecting and maintaining a portfolio of securities that will achieve the Fund’s investment objective could cause the Fund to underperform compared to other funds having similar investment objectives.

•Asset-Backed and Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are subject to risk of prepayment. These types of securities may also decline in value because of mortgage foreclosures or defaults on the underlying obligations. Asset-backed and mortgage-backed securities are also subject to extension risk, the risk that rising interest rates could cause prepayments to decrease, extending the life of asset-backed and mortgage-backed securities with lower payment rates.

•Asset Class Risk. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

•Calculation Methodology Risk. Quantitative modeling used may not accurately predict future market movements or characteristics, which may negatively affect performance. Models may also perform differently than expected due to implementation problems, technological malfunction, or programming or data inaccuracies, among other possible issues.

•Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.

•Credit Risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. Underlying investments may lose value due to borrowers defaulting or failing to pay back debt.

•Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

•Debt Securities Risk. The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply.

•ETF Investment Risk. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

•ETF Risk. The Fund is an ETF and, as a result of an ETF’s structure, it is exposed to the following risks:

◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to realize a capital gain that it might not have realized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. To the extent that the transaction fees charged for redemptions of creation units is insufficient to cover the Fund’s transaction costs of selling portfolio securities, the Fund’s performance could be negatively impacted.

◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. As a result, investors in the Fund may pay significantly more or receive significantly less for Shares than the Fund’s NAV. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

◦Trading. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to the Fund’s shares trading at a price that is higher or lower than the Fund’s NAV.

•High Portfolio Turnover Rate Risk. The Fund may have a relatively high turnover rate compared to many registered funds. A high portfolio turnover rate (100% or more) has the potential to result in increased brokerage transaction costs which may lower the Fund’s returns. Furthermore, a high portfolio turnover rate may result in the realization by the Fund, and distribution to shareholders, of a greater amount of capital gains, including short-term capital gains, than if the Fund had a low portfolio turnover rate. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws. This could result in a higher tax liability and may lower an investor’s after-tax return.

•High-Yield Securities Risk. The fixed income investments held by the Fund that are rated below investment grade, also known as “junk bonds”, are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality fixed income investments.

•Index-Related Risk. A portion of the Fund may use a passive investment approach and may be affected by a general decline in market segments or asset classes relating to the Underlying Index. The Fund invests the passive allocation of its portfolio in securities and instruments intended to track the performance of the Underlying Index regardless of the investment merits of the securities included in the Underlying Index. Generally, the index provider does not provide any warranty, or accept any liability, with respect to the quality, accuracy, or completeness of either the Underlying Index or its related data.

•Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

•LIBOR Transition Risk. The Fund may invest in securities or derivatives that use LIBOR as a benchmark or reference rate. The expected discontinuation of LIBOR could have a significant impact on the financial markets, and may present a risk for certain market participants, including the risk that the transition from LIBOR to alternative interest rate benchmarks will not be orderly, will occur over various time periods or will have unintended consequences.

•Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling such illiquid investments at an advantageous time or price. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value.

•Management Risk. The ability of the Fund to meet its investment objective is directly related to the ability of the Adviser and Sub-Advisers to implement the investment strategies for the Fund. The value of your investment in the Fund may vary with the effectiveness of the Adviser’s and Sub-Advisers’ research, analysis and asset allocation among portfolio securities and asset allocation between the Fund’s active and passive investment strategies. If the Adviser’s and Sub-Advisers’ investment strategies do not produce the expected results, your investment could be diminished or even lost.

•Market Risk. The trading prices of the Fund’s investments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

•Market Trading Risk. Active trading markets for Shares may not be developed or maintained by market makers or APs. APs are not obligated to make a market in the Shares or to submit purchase or redemption orders for creation units. Trading in Shares on an exchange may be halted in certain circumstances.
•New Fund Risk. The Fund is a recently organized, management investment company with no operating history. As a result, prospective investors have a limited track record on which to base their investment decision. There is also a risk that the Fund will not grow to or maintain an economically viable size, in which case it could ultimately liquidate without shareholder approval.

•Prepayment Risk. The risk that the issuer of a debt security repays all or a portion of the principal prior to the security’s maturity therefore resulting in lower yields to shareholders of the Fund. The Fund may be unable to re-invest the proceeds in an investment with as great a yield.

•Recent Market Events Risk. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. The recovery from COVID-19 is proceeding at slower than expected rates and may last for a prolonged period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.

•Tracking Error Risk. The performance of the passive allocation of the Fund and the Underlying Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Underlying Index. In addition, the passive allocation of the Fund may not be fully invested in the securities of the Underlying Index.

•U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government- sponsored enterprises) where it is not obligated to do so.

•Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the Adviser may be different from the prices used by other investment companies or from the prices at which debt obligations are actually bought and sold. The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	When the Fund has been in operation for a full calendar year, performance information will be shown in the Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. Updated performance information will be available on the Fund’s website at www.activepassive.com or by calling the Fund toll-free at 1-800-617-0004.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown in the Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.activepassive.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
ActivePassive Core Bond ETF | ActivePassive Core Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	APCB
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.36%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 37
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 116
ActivePassive Intermediate Municipal Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ActivePassive Intermediate Municipal Bond ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the ActivePassive Intermediate Municipal Bond ETF (“Intermediate Municipal Bond ETF” or the “Fund”) is to provide current income that is exempt from federal income taxes consistent with low volatility of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an actively-managed exchange-traded fund (“ETF”) that blends active and passive investment strategies to optimize costs, tracking and potential return over the Fund’s benchmark index, the Bloomberg Municipal 1-10 Year Blend Index (the “Underlying Index”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. municipal bond securities that are exempt from U.S. federal income tax and are rated investment grade or better. The Fund may also invest up to 20% of its net assets in high-yield municipal bonds, also known as “junk bonds”. The ratio of the Fund’s assets that are allocated to active versus passive investment strategies is determined by Envestnet Asset Management, Inc., the Fund’s investment adviser, (the “Adviser”), and is based on a variety of factors, including the Adviser’s proprietary research that looks at the likelihood of active managers outperforming or underperforming within the asset classes in which the Fund invests, the Adviser’s research and due diligence on available investment sub-advisers (each, a “Sub-Adviser”) within the different asset classes in which the Fund invests and the Adviser’s assessment of how different Sub-Advisers will contribute to overall Fund performance. The Adviser also considers academic research on factor investing, which is an investment approach that involves selecting securities based on attributes associated with higher returns, and the long-term performance of factor investing with established style factors across the asset classes in which the Fund invests. Under normal market conditions, the Adviser will allocate at least 50% of the Fund’s assets to the passive allocation. The Adviser’s allocation to passive investments takes advantage of low costs and index tracking while the active allocation can provide opportunities to add value through risk mitigation and security selection. In the event of a market disruption, like a central bank intervention, or a disruption in credit or liquidity, the Adviser may increase the Fund’s active allocation to take advantage of any mispricings that may arise when the Adviser or a Sub-Adviser determines that a security’s price does not reflect the fundamental value of the security. The portion of the Fund’s investment portfolio that is actively managed by the Sub-Adviser and Adviser will range from 5% to 50% of the Fund’s net assets and is expected to shift over time as economic conditions change and the available information about the asset classes in which the Fund invests evolves. The remaining portion of the Fund’s portfolio will be allocated to the passive investment strategy. The Adviser will generally rebalance the Fund’s portfolio between the active and passive investment strategies on an annual basis but may rebalance the portfolio more frequently if market conditions warrant or the allocation between active and passive drifts significantly from the target allocation.

The Fund’s investments in municipal bonds will generally be exempt from U.S. federal income tax but may be subject to the federal alternative minimum tax (“AMT”) for non-corporate shareholders. The Adviser and the Sub-Adviser will seek to limit volatility in the Fund’s portfolio by investing in municipal bonds with different maturity dates and credit ratings that the Adviser and the Sub-Adviser believes will provide stable and consistent returns to the Fund. The Fund may invest in tax-exempt securities with a range of maturities, from short-term obligations carrying maturities of less than one year to long-term obligations with maturities more than 20 years but expects the securities held by the Fund to have a dollar-weighted average maturity of more than three years but less than ten. The municipal bonds in which the Fund invests must be rated CCC+ or better at the time of purchase by any nationally recognized statistical rating organization (“NRSRO”). In the event a security is split rated by two or more NRSROs, the Adviser will use the lower rating to determine credit quality. The allocation of the Fund’s portfolio will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. The Underlying Index is a market value-weighted index which covers the short and intermediate components of the Bloomberg Municipal Bond Index, an unmanaged, market value-weighted index which covers the U.S. investment-grade tax-exempt bond market. The sponsor of the Underlying Index determines the composition of the Underlying Index and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. Neither the Fund nor the Adviser is affiliated with the sponsor of the Underlying Index. The Underlying Index tracks the performance of tax-exempt municipal general obligation, revenue, insured, and pre-refunded bonds with a minimum $5 million par amount outstanding, issued as part of a transaction of at least $50 million, and with a remaining maturity from 1 up to (but not including) 12 years. The Underlying Index includes reinvestment of income and is rebalanced monthly.

The Adviser is responsible for developing, constructing and monitoring the asset allocation and portfolio strategy for the Fund and will generally quantitatively manage the passive allocation of the Fund’s investment portfolio. Quantitative investing, also known as systematic investing, is an investment approach that uses mathematical modeling, computer systems and data analysis to evaluate a specific universe of potential investments. Quantitative investing uses data to build portfolios that either attempt to track an index, provide exposure to specific investment style factors, or structure the portfolio according to desired attributes. The
Adviser’s quantitative strategy with respect to the Fund seeks to construct the passive allocation of the portfolio to provide investment results that, before expenses, correspond to the performance of the Underlying Index. The Adviser manages the passive allocation utilizing a representative sampling strategy, meaning that the Fund may not purchase all of the securities represented in the Underlying Index, but it will attempt to construct the passive allocation of the Fund to hold a portfolio of securities with generally the same risk, return and credit quality characteristics of the Underlying Index. As part of the passive allocation, the Fund may invest in passively-managed ETFs in trying to construct the passive allocation to track the Underlying Index. The passive allocation may be represented by securities maturing at regular intervals, meaning that the fixed-income securities in the Fund’s passive allocation will have maturity dates that are evenly spaced across several years so that the proceeds may be reinvested at regular intervals as the securities mature.

The Adviser also believes that the Fund’s reward and risk characteristics can be enhanced by employing one or more Sub-Advisers, with complementary styles and approaches, who actively manage distinct segments of a market, asset class or investment style for the Fund. The Fund currently employs one Sub-Adviser to manage the Fund’s qualitative active allocation, GW&K Investment Management, LLC (“GW&K”). GW&K manages the Fund’s qualitative active allocation by emphasizing bottom-up research to target investment grade short to intermediate maturity municipal bonds. GW&K’s proprietary process focuses on a selective universe of municipal bonds to seek best relative value while managing risk. GW&K will generally rely on detailed proprietary research and focus on the sectors and securities they believe are undervalued relative to the market. GW&K will actively trade the portions of the Fund’s investment portfolio they manage, and the Fund may experience a high portfolio turnover rate. In selecting securities for investment, GW&K typically:

•Uses in-depth fundamental research to identify sectors and securities for potential investment and to analyze risk;
•Analyzes the credit quality of issuers, an issuer’s potential for success, the credit, currency, and economic risks of potential investments and their issuers, security-specific features, current and potential future valuation of potential investments, and trading opportunities to select investments;
•Looks to capitalize on rapidly shifting market risks and dynamics caused by economic and technical factors; and
•Considers the liquidity of securities and the portfolio overall as an important factor in portfolio construction.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following additional risks could affect the value of your investment, and are ordered alphabetically rather than by importance. You should understand these risks before investing. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Fund Details — Principal Risks.” The principal risks of investing in the Fund are:

•Active Management Risk. For the Fund’s active allocation, active management by the Adviser and Sub-Advisers in selecting and maintaining a portfolio of securities that will achieve the Fund’s investment objective could cause the Fund to underperform compared to other funds having similar investment objectives.
•Asset Class Risk. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

•Calculation Methodology Risk. Quantitative modeling used may not accurately predict future market movements or characteristics, which may negatively affect performance. Models may also perform differently than expected due to implementation problems, technological malfunction, or programming or data inaccuracies, among other possible issues.

•Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.

•Concentration Risk. Because the Fund’s passive allocation may be concentrated in an industry or group of industries if the Underlying Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect any such industry or group of industries.

•Credit Risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. Underlying investments may lose value due to borrowers defaulting or failing to pay back debt.

•Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

•Debt Securities Risk. The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply.

•ETF Investment Risk. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

•ETF Risk. The Fund is an ETF and, as a result of an ETF’s structure, it is exposed to the following risks:

◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/
or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to realize a capital gain that it might not have realized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. To the extent that the transaction fees charged for redemptions of creation units is insufficient to cover the Fund’s transaction costs of selling portfolio securities, the Fund’s performance could be negatively impacted.

◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. As a result, investors in the Fund may pay significantly more or receive significantly less for Shares than the Fund’s NAV. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

◦Trading. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to the Fund’s shares trading at a price that is higher or lower than the Fund’s NAV.

•High Portfolio Turnover Rate Risk. The Fund may have a relatively high turnover rate compared to many registered funds. A high portfolio turnover rate (100% or more) has the potential to result in increased brokerage transaction costs which may lower the Fund’s returns. Furthermore, a high portfolio turnover rate may result in the realization by the Fund, and distribution to shareholders, of a greater amount of capital gains, including short-term capital gains, than if the Fund had a low portfolio turnover rate. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws. This could result in a higher tax liability and may lower an investor’s after-tax return.

•High-Yield Securities Risk. The fixed income investments held by the Fund that are rated below investment grade, also known as “junk bonds”, are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality fixed income investments.
•Index-Related Risk. A portion of the Fund may use a passive investment approach and may be affected by a general decline in market segments or asset classes relating to the Underlying Index. The Fund invests the passive allocation of its portfolio in securities and instruments intended to track the performance of the Underlying Index regardless of the investment merits of the securities included in the Underlying Index. Generally, the index provider does not provide any warranty, or accept any liability, with respect to the quality, accuracy, or completeness of either the Underlying Index or its related data.

•Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

•LIBOR Transition Risk. The Fund may invest in securities or derivatives that use LIBOR as a benchmark or reference rate. The expected discontinuation of LIBOR could have a significant impact on the financial markets, and may present a risk for certain market participants, including the risk that the transition from LIBOR to alternative interest rate benchmarks will not be orderly, will occur over various time periods or will have unintended consequences.

•Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling such illiquid investments at an advantageous time or price. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value.

•Management Risk. The ability of the Fund to meet its investment objective is directly related to the ability of the Adviser and Sub-Advisers to implement the investment strategies for the Fund. The value of your investment in the Fund may vary with the effectiveness of the Adviser’s and Sub-Advisers’ research, analysis and asset allocation among portfolio securities and asset allocation between the Fund’s active and passive investment strategies. If the Adviser’s and Sub-Advisers’ investment strategies do not produce the expected results, your investment could be diminished or even lost.

•Market Risk. The trading prices of the Fund’s investments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

•Market Trading Risk. Active trading markets for Shares may not be developed or maintained by market makers or APs. APs are not obligated to make a market in the Shares or to submit purchase or redemption orders for creation units. Trading in Shares on an exchange may be halted in certain circumstances.

•Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues from such projects or assets. Certain municipal securities are issued by entities with limited taxing authority such as school districts, or dependent on revenue from a particular sector or industry, such as the utilities sector, infrastructure sector, or transportation industry.

•New Fund Risk. The Fund is a recently organized, management investment company with no operating history. As a result, prospective investors have a limited track record on which to base their investment decision. There is also a risk that the Fund will not grow to or maintain an economically viable size, in which case it could ultimately liquidate without shareholder approval.

•Prepayment Risk. The risk that the issuer of a debt security repays all or a portion of the principal prior to the security’s maturity therefore resulting in lower yields to shareholders of the Fund. The Fund may be unable to re-invest the proceeds in an investment with as great a yield.

•Recent Market Events Risk. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. The recovery from COVID-19 is proceeding at slower than expected rates and may last for a prolonged period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.

•Tax Risk. Municipal securities may decrease in value during times when federal income tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels. If you are subject to the federal AMT, you may have to pay federal tax on a portion of your distributions from tax exempt income. If this is the case, the Fund’s net after-tax return to you may be lower. The Fund would typically not be a suitable investment for investors investing through tax exempt or tax-deferred accounts.

•Tracking Error Risk. The performance of the passive allocation of the Fund and the Underlying Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Underlying Index. In addition, the passive allocation of the Fund may not be fully invested in the securities of the Underlying Index.

•Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the Adviser may be different from the prices used by other investment companies or from the prices at which debt obligations are actually bought and sold. The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	When the Fund has been in operation for a full calendar year, performance information will be shown in the Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. Updated performance information will be available on the Fund’s website at www.activepassive.com or by calling the Fund toll-free at 1-800-617-0004.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown in the Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.activepassive.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
ActivePassive Intermediate Municipal Bond ETF | ActivePassive Intermediate Municipal Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	APMU
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.35%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 113
ActivePassive International Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ActivePassive International Equity ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the ActivePassive International Equity ETF (“International Equity ETF” or the “Fund”) is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s investment in equity securities may include common stock and preferred stock of companies that are either domiciled or have their primary operations outside the United States. The Fund may invest in companies located in non-U.S. developed markets and in companies located in emerging markets. The Adviser considers a country to be an emerging market country if companies domiciled in that country are represented in the S&P Emerging Classic ADR Index. Under normal market conditions the Fund will only invest in ADRs for exposure to securities of non-U.S. companies.

The Adviser is responsible for developing, constructing and monitoring the asset allocation and portfolio strategy for the Fund and will quantitatively manage the passive and strategic beta portions of the Fund’s investment portfolio. Quantitative investing, also known as systematic investing, is an investment approach that uses mathematical modeling, computer systems and data analysis to evaluate a specific universe of potential investments. Quantitative investing uses data to build portfolios that either attempt to track an index or provide exposure to specific investment style factors. The Adviser’s quantitative strategy with respect to the passive allocation of the Fund seeks to provide investment results that, before expenses, correspond to the performance of the S&P Developed Markets Classic ADR Index (the “Underlying Index”). The Adviser manages the passive allocation utilizing a representative sampling strategy, meaning that the Fund may not purchase all of the securities represented in the Underlying Index, but it will attempt to construct the passive allocation of the Fund to hold a portfolio of securities that, in the aggregate, have risk, return and quality characteristics that resemble the risk, return and quality characteristics of the Underlying Index. As part of the passive allocation, the Fund may invest in passively-managed ETFs in trying to construct the passive allocation to track the Underlying Index. The Underlying Index seeks to track the developed market ADRs trading on the NYSE, NASDAQ, and OTC in the United States, subject to size and liquidity requirements. The sponsor of the Underlying Index determines the composition of the Underlying Index and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. Neither the Fund nor the Adviser is affiliated with the sponsor of the Underlying Index. The Underlying Index measures the float-adjusted market capitalization weighted performance. To be eligible for Underlying Index inclusion, a company must have a level II or III ADR program, New York Shares or Global Registered Shares listed with the NYSE or NASDAQ, or have a Level 1 ADR program traded OTC. Additionally, stocks must have been continuously trading for at least three months to be eligible for inclusion in the Underlying Index. All stocks meeting the eligibility criteria are selected for Underlying Index inclusion. Constituents are weighted by float-adjusted market capitalization and the Underlying Index rebalanced quarterly.

Strategic beta investing involves screening the Fund’s investment universe for securities with specified characteristics that the Adviser believes offer opportunities for better returns. The Fund’s strategic beta allocation emphasizes exposure to investment style factors, including but not limited to value, momentum and quality, that academic research has linked to higher expected returns. Value investing aims to capture excess returns from stocks that have low prices relative to their fundamental value. This is commonly tracked by price to book, price to earnings, dividends, and free cash flow. Momentum investing employs the thesis that stocks that have outperformed in the past tend to exhibit strong returns for a period of time going forward. Quality investing is often captured through exposure to companies having low debt, stable earnings, consistent asset growth, and strong corporate governance. Quality stocks are identified by using common financial metrics like a return on equity, debt to equity and earnings variability. The combined active, passive and strategic beta allocations in the Fund’s portfolio will have similar characteristics (e.g., average market capitalization and region exposure) to the Benchmark Index.

The Adviser also believes that the Fund’s reward and risk characteristics can be enhanced by employing one or more Sub-Advisers, with complementary styles and approaches, who actively manage distinct segments of a market, asset class or investment style for the Fund. The Fund currently employs two Sub-Advisers to manage the Fund’s qualitative active allocation, AllianceBernstein L.P. (“AllianceBernstein”) and Causeway Capital Management LLC (“Causeway”). AllianceBernstein manages a sleeve of the Fund’s qualitative active allocation by seeking to invest in high-quality large- and mid-cap ADRs that generate consistent revenue and demonstrate stable earnings growth potential. Causeway will utilize an international value ADR strategy that seeks long-term growth of capital by utilizing a “value” investing style, which targets stocks that Causeway believes are trading at a lower price than their true value. Typical value characteristics Causeway will consider in evaluating investments for the Fund include low price-to-earnings ratio relative to the sector, high yield relative to the market, low price-to-book value ratio relative to the market, low price-to-cash flow ratio relative to the market, and financial strength. Causeway will generally invest in companies with market capitalizations of US$5 billion or greater at the time of investment. The Sub-Advisers generally rely on detailed proprietary research and actively focus on the sectors and securities they believe are undervalued relative to the market. The Sub‑Advisers will actively trade the portion of the Fund’s investment portfolio they manage, and the Fund may experience a high portfolio turnover rate. In selecting securities for investment, the Sub-Advisers typically:
•Use in-depth fundamental research to identify sectors and securities for potential investment and to analyze risk;
•Exploit inefficiencies in the valuation of risk and reward;
•Look to capitalize on rapidly shifting market risks and dynamics caused by economic and technical factors; and
•Consider the liquidity of securities and the portfolio overall as an important factor in portfolio construction.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following additional risks could affect the value of your investment, and are ordered alphabetically rather than by importance. You should understand these risks before investing. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Fund Details — Principal Risks.” The principal risks of investing in the Fund are:

•Active Management Risk. For the Fund’s active allocation, active management by the Adviser and Sub-Advisers in selecting and maintaining a portfolio of securities that will achieve the Fund’s investment objective could cause the Fund to underperform compared to other funds having similar investment objectives.

•Asset Class Risk. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

•Calculation Methodology Risk. Quantitative modeling used may not accurately predict future market movements or characteristics, which may negatively affect performance. Models may also perform differently than expected due to implementation problems, technological malfunction, or programming or data inaccuracies, among other possible issues.

•Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

•Emerging Markets Risk. Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues. Emerging market securities may be subject to relatively more abrupt and severe price declines due to the smaller securities markets, lower trading volumes and less government regulation of securities markets in emerging market countries compared to those in developed countries. Investments in emerging market securities generally are more illiquid and volatile and subject to a higher risk of settlement disruptions than investments in securities of issuers in developed countries.
•Equity Securities Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

•ETF Investment Risk. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

•ETF Risk. The Fund is an ETF and, as a result of an ETF’s structure, it is exposed to the following risks:

◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to realize a capital gain that it might not have realized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. To the extent that the transaction fees charged for redemptions of creation units is insufficient to cover the Fund’s transaction costs of selling portfolio securities, the Fund’s performance could be negatively impacted.

◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. As a result, investors in the Fund may pay significantly more or receive significantly less for Shares than the Fund’s NAV. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

◦Trading. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to the Fund’s shares trading at a price that is higher or lower than the Fund’s NAV.

•Foreign Securities Risk. Non-U.S. securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Issuers of foreign securities may not be required to provide operational or financial information that is as timely or reliable as those required for issuers of U.S. securities. The income or dividends earned on foreign securities may be subject to foreign withholding taxes.

•High Portfolio Turnover Rate Risk. The Fund may have a relatively high turnover rate compared to many registered funds. A high portfolio turnover rate (100% or more) has the potential to result in increased brokerage transaction costs which may lower the Fund’s returns. Furthermore, a high portfolio turnover rate may result in the realization by the Fund, and distribution to shareholders, of a greater amount of capital gains, including short-term capital gains, than if the Fund had a low portfolio turnover rate. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws. This could result in a higher tax liability and may lower an investor’s after-tax return.

•Index-Related Risk. A portion of the Fund may use a passive investment approach and may be affected by a general decline in market segments or asset classes relating to the Underlying Index. The Fund invests the passive allocation of its portfolio in securities and instruments intended to track the performance of the Underlying Index regardless of the investment merits of the securities included in the Underlying Index. Generally, the index provider does not provide any warranty, or accept any liability, with respect to the quality, accuracy, or completeness of either the Underlying Index or its related data.

•Management Risk. The ability of the Fund to meet its investment objective is directly related to the ability of the Adviser and Sub-Advisers to implement the investment strategies for the Fund. The value of your investment in the Fund may vary with the effectiveness of the Adviser’s and Sub-Advisers’ research, analysis and asset allocation among portfolio securities and asset allocation between the Fund’s active and passive investment strategies. If the Adviser’s and Sub-Advisers’ investment strategies do not produce the expected results, your investment could be diminished or even lost.

•Market Capitalization Risk.

◦Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

◦Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

◦Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

•Market Risk. The trading prices of the Fund’s investments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

•Market Trading Risk. Active trading markets for Shares may not be developed or maintained by market makers or APs. APs are not obligated to make a market in the Shares or to submit purchase or redemption orders for creation units. Trading in Shares on an exchange may be halted in certain circumstances.

•New Fund Risk. The Fund is a recently organized, management investment company with no operating history. As a result, prospective investors have a limited track record on which to base their investment decision. There is also a risk that the Fund will not grow to or maintain an economically viable size, in which case it could ultimately liquidate without shareholder approval.

•Preferred Stock Risk. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

•Recent Market Events Risk. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. The recovery from COVID-19 is proceeding at slower than expected rates and may last for a prolonged period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.

•Tracking Error Risk. The performance of the passive allocation of the Fund and the Underlying Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Underlying Index. In addition, the passive allocation of the Fund may not be fully invested in the securities of the Underlying Index.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	When the Fund has been in operation for a full calendar year, performance information will be shown in the Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. Updated performance information will be available on the Fund’s website at www.activepassive.com or by calling the Fund toll-free at 1-800-617-0004.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown in the Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.activepassive.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
ActivePassive International Equity ETF | ActivePassive International Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	APIE
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.45%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 144
ActivePassive U.S. Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ActivePassive U.S. Equity ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the ActivePassive U.S. Equity ETF (“U.S. Equity ETF” or the “Fund”) is to provide long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the Fund’s current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses (AFFE) are the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an actively-managed exchange-traded fund (“ETF”) that blends active and passive investment strategies to optimize costs, tracking and potential return over the Fund’s benchmark index, the CRSP U.S. Total Market Index (the “Benchmark Index”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. companies included in the Benchmark Index. The Benchmark Index captures broad U.S. equity market coverage and includes securities traded on NYSE, NYSE American, NYSE ARCA, NASDAQ, Bats Global Markets, and the Investors Exchange. The sponsor of the Benchmark Index determines the composition of the Benchmark Index and relative weightings of the securities in the Benchmark Index and publishes information regarding the market value of the Benchmark Index. Neither the Fund nor the Adviser is affiliated with the sponsor of the Benchmark Index. The Benchmark Index includes nearly 4,000 constituents across mega, large, small and micro capitalizations, representing nearly 100% of the U.S. investable equity market. To be eligible for Benchmark Index inclusion, a company must have more than $15 million in total market capitalization, the company’s float shares must be greater than 12.5% of the total shares outstanding, the average of the adjusted trading volume over the last 125 days divided by float shares on the ranking date must be at least 0.0008, and the company must satisfy consecutive trading day requirements. The Benchmark Index is weighted according to free-float market capitalization and is recalculated quarterly. The Fund may also utilize a strategic beta strategy for a portion of the Fund’s active investment portfolio. The Adviser will generally rebalance the Fund’s portfolio between the active and passive investment strategies on an annual basis but may rebalance the portfolio more frequently if market conditions warrant or the allocation between active and passive drifts significantly from the target allocation.

Historically Envestnet Asset Management, Inc., the Fund’s investment adviser (the “Adviser”), has found that large cap companies in the U.S. are more researched and attract more scrutiny and research coverage than smaller capitalization companies. The Adviser will generally allocate more to active management for investments in smaller companies and use more passive management for larger companies. The portion of the Fund’s investment portfolio that is actively-managed by the Adviser will range from 15% to 65% of the Fund’s net assets and is expected to shift over time as economic conditions change and the available information about the asset classes in which the Fund invests evolves. The remaining portion of the Fund’s portfolio will be allocated to the passive strategy. The Fund will invest at least 60% of its net assets in equity securities of U.S. companies with large market capitalizations. The Fund’s investment in equity securities may include common stock and preferred stock.

The Adviser will quantitatively manage the passive and strategic beta portion of the Fund’s investment portfolio. Quantitative investing, also known as systematic investing, is an investment approach that uses mathematical modeling, computer systems and data analysis to evaluate a specific universe of potential investments. Quantitative investing uses data to build portfolios that either attempt to track an index or provide exposure to specific investment style factors. The Adviser’s quantitative strategy with respect to the Fund seeks to construct the passive allocation of the portfolio to provide investment results that, before expenses, correspond to the price and performance of the CRSP U.S. Large Cap Index (the “Underlying Index”). The sponsor of the Underlying Index determines the composition of the Underlying Index and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. Neither the Fund nor the Adviser is affiliated with the sponsor of the Underlying Index. The Underlying Index includes mega and large U.S. companies that comprise the top 85% of investable market capitalization and represents the top 85% by market capitalization of the Benchmark Index. The Underlying Index captures broad U.S. equity market coverage and includes securities traded on NYSE, NYSE American, NYSE ARCA, NASDAQ, Bats Global Markets, and the Investors Exchange. The Underlying Index is weighted according to free-float market capitalization and is recalculated quarterly. The Adviser manages the passive allocation utilizing a representative sampling strategy, meaning that the Fund may not purchase all of the securities represented in the Underlying Index, but it will attempt to construct the passive allocation of the Fund to hold a portfolio of securities that, in the aggregate, have risk, return and quality characteristics that resemble the risk, return and quality characteristics of the Underlying Index. As part of the passive allocation, the Fund may invest in passively-managed ETFs in trying to construct the passive allocation to track the Underlying Index.

Strategic beta investing involves screening the Fund’s investment universe for securities with specified characteristics that the Adviser believes offer opportunities for better returns. Strategic beta is a quantitative approach that emphasizes exposure to investment style factors, such as value, momentum and quality, that academic research has linked to higher expected returns. For the strategic beta portion of the Fund’s portfolio, the Adviser will generally invest in large capitalization stocks and ETFs that primarily invest in small capitalization stocks. Investing in ETFs that provide exposure to small capitalization stocks will give the Fund exposure to a distinct asset class from the rest of the Fund’s portfolio with a unique risk profile. Value investing aims to capture excess returns from stocks that have low prices relative to their fundamental value. This is commonly tracked by price to book, price to earnings, dividends, and free cash flow. Momentum investing employs the thesis that stocks that have outperformed in the past tend to exhibit strong returns for a period of time going forward. Quality investing is often captured through exposure to companies having low debt, stable earnings, consistent asset growth, and strong corporate governance. Quality stocks are identified by using common financial metrics like a return to equity, debt to equity and earnings variability. The combined active and passive allocations will have similar characteristics (e.g., average market capitalization) to the Benchmark Index.

The Adviser believes that the Fund’s reward and risk characteristics can be enhanced by employing one or more investment sub-advisers (each, a “Sub-Adviser”), with complementary styles and approaches, who actively manage distinct segments of a market, asset class or investment style for the Fund. The Fund does not currently employ any Sub-Advisers to manage a portion of the Fund’s qualitative active allocation, but it may employ one or more Sub-Advisers in the future.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following additional risks could affect the value of your investment, and are ordered alphabetically rather than by importance. You should understand these risks before investing. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Fund Details — Principal Risks.” The principal risks of investing in the Fund are:

•Active Management Risk. For the Fund’s active allocation, active management by the Adviser in selecting and maintaining a portfolio of securities that will achieve the Fund’s investment objective could cause the Fund to underperform compared to other funds having similar investment objectives.

•Asset Class Risk. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

•Calculation Methodology Risk. Quantitative modeling used may not accurately predict future market movements or characteristics, which may negatively affect performance. Models may also perform differently than expected due to implementation problems, technological malfunction, or programming or data inaccuracies, among other possible issues.

•Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
•Equity Securities Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

•ETF Investment Risk. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

•ETF Risk. The Fund is an ETF and, as a result of an ETF’s structure, it is exposed to the following risks:

◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to realize a capital gain that it might not have realized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. To the extent that the transaction fees charged for redemptions of creation units is insufficient to cover the Fund’s transaction costs of selling portfolio securities, the Fund’s performance could be negatively impacted.

◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. As a result, investors in the Fund may pay significantly more or receive significantly less for Shares than the Fund’s NAV. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

◦Trading. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of
Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to the Fund’s shares trading at a price that is higher or lower than the Fund’s NAV.

•High Portfolio Turnover Rate Risk. The Fund may have a relatively high turnover rate compared to many registered funds. A high portfolio turnover rate (100% or more) has the potential to result in increased brokerage transaction costs which may lower the Fund’s returns. Furthermore, a high portfolio turnover rate may result in the realization by the Fund, and distribution to shareholders, of a greater amount of capital gains, including short-term capital gains, than if the Fund had a low portfolio turnover rate. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws. This could result in a higher tax liability and may lower an investor’s after-tax return.

•Index-Related Risk. A portion of the Fund may use a passive investment approach and may be affected by a general decline in market segments or asset classes relating to the Underlying Index. The Fund invests the passive allocation of its portfolio in securities and instruments intended to track the performance of the Underlying Index regardless of the investment merits of the securities included in the Underlying Index. Generally, the index provider does not provide any warranty, or accept any liability, with respect to the quality, accuracy, or completeness of either the Underlying Index or its related data.

•Management Risk. The ability of the Fund to meet its investment objective is directly related to the ability of the Adviser to implement the investment strategies for the Fund. The value of your investment in the Fund may vary with the effectiveness of the Adviser’s research, analysis and asset allocation among portfolio securities and asset allocation between the Fund’s active and passive investment strategies. If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

•Market Capitalization Risk.

◦Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

◦Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

◦Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

•Market Risk. The trading prices of the Fund’s investments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
•Market Trading Risk. Active trading markets for Shares may not be developed or maintained by market makers or APs. APs are not obligated to make a market in the Shares or to submit purchase or redemption orders for creation units. Trading in Shares on an exchange may be halted in certain circumstances.

•New Fund Risk. The Fund is a recently organized, management investment company with no operating history. As a result, prospective investors have a limited track record on which to base their investment decision. There is also a risk that the Fund will not grow to or maintain an economically viable size, in which case it could ultimately liquidate without shareholder approval.

•Preferred Stock Risk. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

•Recent Market Events Risk. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. The recovery from COVID-19 is proceeding at slower than expected rates and may last for a prolonged period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.

•Tracking Error Risk. The performance of the passive allocation of the Fund and the Underlying Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Underlying Index. In addition, the passive allocation of the Fund may not be fully invested in the securities of the Underlying Index.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	When the Fund has been in operation for a full calendar year, performance information will be shown in the Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. Updated performance information will be available on the Fund’s website at www.activepassive.com or by calling the Fund toll-free at 1-800-617-0004.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown in the Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.activepassive.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
ActivePassive U.S. Equity ETF | ActivePassive U.S. Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	APUE
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[5],[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.33%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 106

[1]	Estimated for the Fund’s current fiscal year.
[2]	Acquired Fund Fees and Expenses (AFFE) are the indirect costs of investing in other investment companies.
[3]	Estimated for the Fund’s current fiscal year.
[4]	Estimated for the Fund’s current fiscal year.
[5]	Estimated for the Fund’s current fiscal year.
[6]	Acquired Fund Fees and Expenses (AFFE) are the indirect costs of investing in other investment companies.